Discontinued Operations And Deconsolidation - Schedule of Condensed Consolidated Balance Sheets (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
CURRENT ASSETS:
Cash and cash equivalents		$ 148,679
Customer custodial funds		811,265
Customer digital currency assets		22,930
Digital assets		550
Due from affiliates		50,768
Other current assets		54,860
TOTAL CURRENT ASSETS		1,089,052	$ 721,250	$ 2,912,708
NON-CURRENT ASSETS:
Intangible assets, net		14,887
TOTAL NON-CURRENT ASSETS		14,887
TOTAL ASSETS		1,103,939
CURRENT LIABILITIES:
Accounts payable		504,249
Customer custodial cash liabilities		972,941
Customer digital currency liabilities		10,514
Due to affiliates		479,608
Loans payable - related parties, current		682,875
Interest payable - related parties, current		203,755
Accrued expenses and other current liabilities		308,567
TOTAL CURRENT LIABILITIES		3,162,509	3,083,956	7,342,836
NON-CURRENT LIABILITIES:
Loan payable - related parties, net of current portion		17,368
TOTAL NON-CURRENT LIABILITIES		17,368	$ 28,836	$ 151,827
TOTAL LIABILITIES		$ 3,179,877